Georgraphic Segment Information (Tables)	12 Months Ended
Jun. 30, 2014
Georgraphic Segment Information [Abstract]
Summary of geographic segment information
	Year Ended June 30, 2014				Year Ended June 30, 2013
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$5,810,936	$-	$-	$5,810,936	$5,305,130	$-	$-	$5,305,130
Cost of Revenue	3,056,524	-	-	3,056,524	3,001,573	-	-	3,001,573
Total Expenses	2,544,589	1,162,525	-	3,707,114	2,177,467	-	-	2,177,467
Other Income (Expense)	714,793		-	714,793	441,908	-	-	441,908
Net Income (Loss) before tax from continuing operations	924,616	(1,162,525)	-	(237,909)	567,998	-	-	567,998
Discontinued operations	-	(301,280)	-	(301,280)	-	-	-	-
Assets	42,251,766	-	-	42,251,766	39,242,700	-	-	39,242,700
Debt	35,135,035	561,073	-	35,696,108	31,575,322	3,000	-	31,578,322